UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Consumer Discretionary — 13.9%
	Automobiles — 0.5%
137	Tesla, Inc. (a)	36,486

	Distributors — 0.9%
2,023	LKQ Corp. (a)	76,777

	Hotels, Restaurants & Leisure — 1.7%
1,107	Hilton Grand Vacations, Inc. (a)	47,621
1,124	Hilton Worldwide Holdings, Inc.	88,529

		136,150

	Household Durables — 1.8%
623	Mohawk Industries, Inc. (a)	144,696

	Internet & Direct Marketing Retail — 8.2%
283	Amazon.com, Inc. (a)	410,176
43	Booking Holdings, Inc. (a)	90,081
421	Netflix, Inc. (a)	124,461
519	Wayfair, Inc., Class A (a)	35,068

		659,786

	Specialty Retail — 0.3%
110	Ulta Beauty, Inc. (a)	22,470

	Textiles, Apparel & Luxury Goods — 0.5%
1,407	Gildan Activewear, Inc., (Canada)	40,660

	Total Consumer Discretionary	1,117,025

	Consumer Staples — 0.6%
	Beverages — 0.6%
817	Monster Beverage Corp. (a)	46,746

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
680	Concho Resources, Inc. (a)	102,179
582	EOG Resources, Inc.	61,257

	Total Energy	163,436

	Financials — 8.3%
	Banks — 2.4%
775	Comerica, Inc.	74,336
1,292	East West Bancorp, Inc.	80,777
456	First Republic Bank	42,193

		197,306

	Capital Markets — 5.0%
127	BlackRock, Inc.	68,690
2,812	Charles Schwab Corp. (The)	146,863
620	Nasdaq, Inc.	53,431
693	S&P Global, Inc.	132,347

		401,331

	Insurance — 0.9%
1,224	Progressive Corp. (The)	74,566

	Total Financials	673,203

	Health Care — 13.0%
	Biotechnology — 3.2%
843	Exact Sciences Corp. (a)	33,982
1,349	Exelixis, Inc. (a)	29,880
493	Intercept Pharmaceuticals, Inc. (a)	30,299
191	Sage Therapeutics, Inc. (a)	30,813
576	Spark Therapeutics, Inc. (a)	38,356
581	Vertex Pharmaceuticals, Inc. (a)	94,675

		258,005

	Health Care Equipment & Supplies — 1.2%
164	DENTSPLY SIRONA, Inc.	8,226
333	DexCom, Inc. (a)	24,695
162	Intuitive Surgical, Inc. (a)	66,672

		99,593

	Health Care Providers & Services — 4.5%
1,700	Acadia Healthcare Co., Inc. (a)	66,590
494	AmerisourceBergen Corp.	42,562
1,176	UnitedHealth Group, Inc.	251,664

		360,816

	Health Care Technology — 1.4%
2,113	Evolent Health, Inc., Class A (a)	30,107
776	Teladoc, Inc. (a)	31,265
695	Veeva Systems, Inc., Class A (a)	50,734

		112,106

	Life Sciences Tools & Services — 1.0%
332	Illumina, Inc. (a)	78,444

	Pharmaceuticals — 1.7%
476	Jazz Pharmaceuticals plc (a)	71,811
1,172	Revance Therapeutics, Inc. (a)	36,104
6,047	TherapeuticsMD, Inc. (a)	29,450

		137,365

	Total Health Care	1,046,329

	Industrials — 15.4%
	Aerospace & Defense — 1.0%
239	Boeing Co. (The)	78,298

	Airlines — 1.2%
961	Delta Air Lines, Inc.	52,683
776	Southwest Airlines Co.	44,455

		97,138

	Building Products — 2.1%
1,177	Fortune Brands Home & Security, Inc.	69,319

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — continued
490	Lennox International, Inc.	100,203

		169,522

	Commercial Services & Supplies — 3.6%
1,475	Copart, Inc. (a)	75,112
2,999	Waste Connections, Inc.	215,148

		290,260

	Machinery — 5.8%
451	Deere & Co.	70,049
294	John Bean Technologies Corp.	33,380
136	Nordson Corp.	18,564
1,220	Oshkosh Corp.	94,300
391	Parker-Hannifin Corp.	66,804
641	Stanley Black & Decker, Inc.	98,186
679	WABCO Holdings, Inc. (a)	90,911

		472,194

	Road & Rail — 1.2%
665	Old Dominion Freight Line, Inc.	97,684

	Trading Companies & Distributors — 0.5%
749	Fastenal Co.	40,888

	Total Industrials	1,245,984

	Information Technology — 41.5%
	Communications Equipment — 1.9%
240	Arista Networks, Inc. (a)	61,362
509	Palo Alto Networks, Inc. (a)	92,412

		153,774

	Electronic Equipment, Instruments & Components — 1.6%
771	Amphenol Corp., Class A	66,397
2,312	Corning, Inc.	64,470

		130,867

	Internet Software & Services — 8.7%
422	Alphabet, Inc., Class C (a)	435,730
150	Dropbox, Inc., Class A (a)	4,672
1,015	Facebook, Inc., Class A (a)	162,187
1,521	GoDaddy, Inc., Class A (a)	93,389

		695,978

	IT Services — 9.2%
584	Gartner, Inc. (a)	68,737
1,048	Global Payments, Inc.	116,873
980	Mastercard, Inc., Class A	171,587
1,247	PayPal Holdings, Inc. (a)	94,602
681	Square, Inc., Class A (a)	33,525
1,344	Visa, Inc., Class A	160,805
1,175	Worldpay, Inc. (a)	96,616

		742,745

	Semiconductors & Semiconductor Equipment — 4.8%
1,386	Applied Materials, Inc.	77,087
487	Broadcom Ltd.	114,856
957	Cavium, Inc. (a)	75,951
514	NVIDIA Corp.	119,060

		386,954

	Software — 10.1%
507	Adobe Systems, Inc. (a)	109,617
947	Electronic Arts, Inc. (a)	114,766
565	Guidewire Software, Inc. (a)	45,677
1,614	Microsoft Corp.	147,301
410	Red Hat, Inc. (a)	61,359
1,048	salesforce.com, Inc. (a)	121,882
566	ServiceNow, Inc. (a)	93,562
822	Splunk, Inc. (a)	80,837
416	Take-Two Interactive Software, Inc. (a)	40,652

		815,653

	Technology Hardware, Storage & Peripherals — 5.2%
2,508	Apple, Inc.	420,817

	Total Information Technology	3,346,788

	Materials — 0.9%
	Construction Materials — 0.9%
738	Eagle Materials, Inc.	76,061

	Real Estate — 1.0%
	Real Estate Management & Development — 1.0%
1,641	CBRE Group, Inc., Class A (a)	77,488

	Total Common Stocks (Cost $4,615,417)	7,793,060

Short-Term Investment — 4.3%
	Investment Company — 4.3%
346,507	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $346,507)	346,507

	Total Investments — 100.9% (Cost $4,961,924)	8,139,567
	Liabilities in Excess of Other Assets — (0.9)%	(72,395)

	NET ASSETS — 100.0%	$8,067,172

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,139,567	—	—	$8,139,567

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018